UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2011
                                                    -------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management, LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Officer and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York       August 15, 2011
--------------------------           ------------------      -----------------
        [Signature]                     [City, State]              [Date]


Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 60
                                               -------------------
Form 13F Information Table Value Total:             $7,400,514
                                               -------------------
                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                      QUARTER ENDED JUNE 30, 2011

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                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                        --------   -------    --- ---- ----------  -------- ------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                COM              00817Y108  231,249   5,244,936  SH         SOLE                 5,244,936
AMERICAN INTL GROUP INC      COM NEW          026874784  286,001   9,754,453  SH         SOLE                 9,754,453
AMERICAN TOWER CORP          CL A             029912201   99,152   1,894,750  SH         SOLE                 1,894,750
AON CORP                     COM              037389103  222,567   4,338,536  SH         SOLE                 4,338,536
APOLLO GROUP INC             CL A             037604105   85,964   1,968,050  SH         SOLE                 1,968,050
APPLE INC                    COM              037833100  161,846     482,159  SH         SOLE                   482,159
BABCOCK & WILCOX CO NEW      COM              05615F102   53,795   1,941,372  SH         SOLE                 1,941,372
BANK OF AMERICA CORPORATION  COM              060505104   91,321   8,332,250  SH         SOLE                 8,332,250
BMC SOFTWARE INC             COM              055921100  173,297   3,168,127  SH         SOLE                 3,168,127
CARDINAL HEALTH INC          COM              14149Y108  146,797   3,231,986  SH         SOLE                 3,231,986
CHIMERA INVT CORP            COM              16934Q109    3,619   1,045,850  SH         SOLE                 1,045,850
CIGNA CORP                   COM              125509109  157,457   3,061,580  SH         SOLE                 3,061,580
CITIGROUP INC                *W EXP 01/04/201 172967226    6,910  10,000,000  SH         SOLE                10,000,000
CITIGROUP INC                COM NEW          172967424  176,246   4,232,610  SH         SOLE                 4,232,610
CLEARWIRE CORP NEW           CL A             18538Q105   44,383  11,741,480  SH         SOLE                11,741,480
COMCAST CORP NEW             CL A             20030N101   26,336   1,039,300  SH         SOLE                 1,039,300
COMPUTER SCIENCES CORP       COM              205363104   41,600   1,095,894  SH         SOLE                 1,095,894
CORNING INC                  COM              219350105   92,211   5,080,500  SH         SOLE                 5,080,500
CROWN CASTLE INTL CORP       COM              228227104  242,676   5,949,400  SH         SOLE                 5,949,400
DONNELLEY R R & SONS CO      COM              257867101   56,782   2,895,580  SH         SOLE                 2,895,580
EXPEDIA INC DEL              COM              30212P105  208,104   7,178,472  SH         SOLE                 7,178,472
EXPRESS SCRIPTS INC          COM              302182100  100,020   1,852,914  SH         SOLE                 1,852,914
FAMILY DLR STORES INC        COM              307000109   62,864   1,196,040  SH         SOLE                 1,196,040
FIDELITY NATL INFORMATION SV COM              31620M106  238,102   7,733,109  SH         SOLE                 7,733,109
FISERV INC                   COM              337738108  114,948   1,835,358  SH         SOLE                 1,835,358
FLEXTRONICS INTL LTD         ORD              Y2573F102  242,716  37,806,234  SH         SOLE                37,806,234
GENERAL MTRS CO              COM              37045V100   56,160   1,849,800  SH         SOLE                 1,849,800
GOODRICH CORP                COM              382388106  211,364   2,213,233  SH         SOLE                 2,213,233
HARTFORD FINL SVCS GROUP INC *W EXP 06/26/201 416515120   11,002     615,000  SH         SOLE                   615,000
HARTFORD FINL SVCS GROUP INC COM              416515104   88,648   3,361,700  SH         SOLE                 3,361,700
HCA HOLDINGS INC             COM              40412C101  106,646   3,231,705  SH         SOLE                 3,231,705
HEALTH MGMT ASSOC INC NEW    CL A             421933102   48,986   4,544,193  SH         SOLE                 4,544,193
HEWLETT PACKARD CO           COM              428236103   61,287   1,683,719  SH         SOLE                 1,683,719
LIFE TECHNOLOGIES CORP       COM              53217V109  664,538  12,762,399  SH         SOLE                12,762,399
LIFEPOINT HOSPITALS INC      COM              53219L109   14,804     378,800  SH         SOLE                   378,800
LINCARE HLDGS INC            COM              532791100   90,606   3,095,535  SH         SOLE                 3,095,535
LOWES COS INC                COM              548661107   58,639   2,515,600  SH         SOLE                 2,515,600
MCKESSON CORP                COM              58155Q103  454,395   5,432,099  SH         SOLE                 5,432,099
MERITOR INC                  COM              59001K100  120,040   7,483,796  SH         SOLE                 7,483,796
METLIFE INC                  COM              59156R108   61,418   1,400,000  SH         SOLE                 1,400,000
MICROSOFT CORP               COM              594918104   57,200   2,200,000  SH         SOLE                 2,200,000
MUELLER WTR PRODS INC        COM SER A        624758108   30,719   7,718,293  SH         SOLE                 7,718,293
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P    780097762      541      32,819  SH         SOLE                    32,819
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739    4,325     250,000  SH         SOLE                   250,000
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   34,054   2,107,300  SH         SOLE                 2,107,300
SPRINT NEXTEL CORP           COM SER 1        852061100   42,453   7,876,261  SH         SOLE                 7,876,261
STATE STR CORP               COM              857477103   90,166   1,999,700  SH         SOLE                 1,999,700
TAKE-TWO INTERACTIVE SOFTWAR COM              874054109   27,830   1,821,334  SH         SOLE                 1,821,334
TARGET CORP                  COM              87612E106  170,437   3,633,282  SH         SOLE                 3,633,282
TELLABS INC                  COM              879664100      692     150,000  SH         SOLE                   150,000
TEXTRON INC                  COM              883203101   37,974   1,608,400  SH         SOLE                 1,608,400
THERMO FISHER SCIENTIFIC INC COM              883556102  262,258   4,072,964  SH         SOLE                 4,072,964
TIME WARNER CABLE INC        COM              88732J207  131,692   1,687,495  SH         SOLE                 1,687,495
TYCO INTERNATIONAL LTD       SHS              H89128104  235,483   4,763,966  SH         SOLE                 4,763,966
UNITEDHEALTH GROUP INC       COM              91324P102  130,425   2,528,596  SH         SOLE                 2,528,596
URS CORP NEW                 COM              903236107  170,388   3,808,395  SH         SOLE                 3,808,395
VIACOM INC NEW               CL B             92553P201  141,275   2,770,099  SH         SOLE                 2,770,099
WELLPOINT INC                COM              94973V107  138,226   1,754,801  SH         SOLE                 1,754,801
WYNDHAM WORLDWIDE CORP       COM              98310W108   31,842     946,280  SH         SOLE                   946,280
XEROX CORP                   COM              984121103  247,038  23,730,806  SH         SOLE                23,730,806